NATIONAL TAX FREE FUND

                         NATIONAL INSURED TAX FREE FUND

                       NATIONAL LIMITED TERM TAX FREE FUND


                                 ANNNUAL REPORT


                             Dated December 31, 1995


Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.

Voyageur ARIZONA Tax Free Fund          Voyageur MINNESOTA Tax Free Fund
Voyageur CALIFORNIA Tax Free Fund       Voyageur NATIONAL Tax Free Fund
Voyageur COLORADO Tax Free Fund         Voyageur NEW MEXICO Tax Free Fund
Voyageur FLORIDA Tax Free Fund          Voyageur NORTH DAKOTA Tax Free Fund
Voyageur IDAHO Tax Free Fund            Voyageur UTAH Tax Free Fund
Voyageur IOWA Tax Free Fund             Voyageur WISCONSIN Tax Free Fund
Voyageur KANSAS Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

Voyageur ARIZONA Insured                Voyageur MISSOURI Insured
  Tax Free Fund                           Tax Free Fund
Voyageur CALIFORNIA Insured             Voyageur NATIONAL Insured
  Tax Free Fund                           Tax Free Fund
Voyageur FLORIDA                        Voyageur OREGON
  Tax Free Fund                           Tax Free Fund
Voyageur MINNESOTA Insured Fund         Voyageur WASHINGTON
                                          Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited
Voyageur MINNESOTA Limited Term Tax Free Fund           Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

Voyageur AGGRESSIVE GROWTH Fund       Voyageur GROWTH Stock Fund
Voyageur GROWTH AND INCOME Fund       Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

Voyageur CALIFORNIA MUNICIPAL CASH Series   Voyageur MUNICIPAL CASH Series
Voyageur FLORIDA MUNICIPAL CASH Series      Voyageur OHIO MUNICIPAL CASH Series
Voyageur GOVERNMENT CASH Series             Voyageur PRIME CASH Series
Voyageur MINNESOTA MUNICIPAL CASH Series    Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).


Dear Shareholder:

1995 was an excellent year for municipal bond fund investors and I am pleased to report that your Funds did extremely well.

As you may recall, the previous year, 1994, represented one of the most difficult years for fixed income investors since the 1920s. Voyageur's investment strategy, however, emphasizes total return over the long term. Shareholders who maintained a long term outlook through 1994 are to be congratulated for their patience. This patience was rewarded in 1995.

Two of the major factors contributing to the resurgence of the municipal bond market this past year were:

* Progressively lower interest rates throughout the year. (Falling interest rates directly increases the value of your Fund's portfolio, and hence your shares.)

* A narrowing "spread" between yields on higher quality bonds versus lower quality bonds. (Your Funds benefited from maintaining a large position in quality bonds.)

In the following pages, Drew McCullagh and Steve Eldredge, the Funds' portfolio managers, will elaborate on these and other points of interest regarding the municipal bond market in 1995 and will also share Voyageur's economic outlook for the next fiscal year.

Finally, I'd like to apprise you of the amount of capital appreciation and current income generated by the Funds on your behalf in 1995.


VOYAGEUR NATIONAL TAX FREE FUND

                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                              $10.00*             $10.48        $0.28           $1,274
   Class B Shares                               10.09**             10.48         0.25              157
   Class C Shares                               10.00***            10.48         0.25               48

_______________________________
  *Net asset value at September 8, 1995 (commencement of operations) **Net asset value at September 15, 1995 (commencement of operations)
***Net asset value at September 12, 1995 (commencement of operations)

VOYAGEUR NATIONAL INSURED TAX FREE FUND

                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                               $9.32              $10.64        $0.56          $35,662
   Class B Shares                                9.32               10.64         0.52            1,545
   Class C Shares                               10.38*              10.63         0.08               10

_______________________________
  *Net asset value at October 20, 1995 (commencement of operations)

VOYAGEUR NATIONAL LIMITED TAX FREE FUND

                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                              $10.00*             $10.16        $0.15           $1,230

_______________________________
  *Net asset value at September 7, 1995 (commencement of operations)

I will be reporting to you again in August, 1996 to review the first half of the coming year. In the interim, if you have any questions or comments about your Funds, please call Voyageur's Shareholder Services Department at (800)545- 3863 or your financial advisor.

Thank you for investing with Voyageur.

Sincerely,


John G. Taft
President
Voyageur National Tax Free Fund
Voyageur National Insured Tax Free Fund
Voyageur National Limited Term Tax Free Fund

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The primary objective of the Voyageur National Tax Free Fund is to seek as high a level of current income free from federal income tax as is consistent with preservation of capital.

The primary objective of the Voyageur National Insured Tax Free Fund is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital, with the added safety of an insured portfolio. The Voyageur National Insured Tax Free Fund adopted a modification of an investment policy which will permit this Fund to retain insured municipal bonds in its portfolio the rating of which is not lower than AA by Standard & Poor's Ratings Service or Aa by Moody's Investor Service so long as such AA or Aa insured municipal bonds do not exceed 35% of the Fund's total assets. Such bonds must still have a AAA or Aaa rating at the time of initial investment by the Fund.

The primary objective of the Voyageur National Limited Term Tax Free Fund is to seek to preserve original investment principal while providing income free from federal income tax.

The National Tax Free Fund generally invests in long-term investment grade municipal bonds; the National Insured Tax Free Fund generally invests in long-term insured municipal bonds. The National Limited Term Tax Free Fund generally invests in intermediate-term investment grade municipal bonds.

DISCUSSION OF FUNDS PERFORMANCE
by Andrew M. McCullagh, Jr. and Steven P. Eldredge

MR. MCCULLAGH AND MR. ELDREDGE CO-MANAGE THE VOYAGEUR NATIONAL TAX FREE FUNDS. THEY ARE BOTH SENIOR VICE PRESIDENTS AND TAX EXEMPT PORTFOLIO MANAGERS FOR VOYAGEUR FUND MANAGERS AND COLLECTIVELY REPRESENT OVER FORTY YEARS EXPERIENCE IN THE MUNICIPAL BOND MARKETPLACE.

We are pleased to report the 1995 performance results of the Voyageur National Tax Free Funds for the fiscal year ending December 31, 1995. Of the Voyageur National Insured Tax Free Fund, Voyageur National Tax Free Fund and Voyageur National Limited Term Tax Free Fund, only the Class 'A' and 'B' shares of the National Insured Fund have been in operation for the entire fiscal year. The Voyageur National Insured Tax Free Fund achieved a total return of +20.63% in 1995 for Class 'A' shares (assuming purchase at net asset value and reinvestment of dividends and capital gains). Class 'B' shares achieved a +20.10% total return. (For information pertaining to total returns, relative performance, and inception dates for the other Funds and/or share classes, as well as information about the Funds' performance over additional timeframes and including the effect of sales charges, please refer to the charts on pages 7, 8 and 9.

FACTORS AFFECTING FUND PERFORMANCE IN 1995

As discussed in John Taft's introduction, a general downward trend in prevailing interest rates had a positive impact on the net asset value of Fund shares in 1995. The National Insured Fund's relative performance for the fiscal year was very good, beating the industry average over 3%. According to Lipper Analytical Services, the Fund (Class 'A' shares) was ranked #7 of 45 national insured bond funds. As a group, these 45 funds achieved an average one year total return of +17.6%. (Once again, please refer to the charts on pages 7, 8 and 9 for additional performance information.)

Your Fund was able to capture significant capital appreciation through duration management. Longer duration funds experience wider fluctuations in market prices than shorter duration funds. The Voyageur National Insured Tax Free Fund started 1995 with an average weighted duration of 11.7 years which allowed for a significant increase in net asset value. After having captured this market rally, the duration of the Fund was systematically reduced, closing the year at approximated 8.5 years.

The Voyageur National Insured Tax Free Fund also benefited from relative changes in value between high quality bonds and lower quality bonds. As interest rate spreads between these two classes of municipal bonds narrowed, high quality bonds (which had been dramatically oversold during the 1994 bear market) gained significant relative value. The Fund is comprised exclusively of bonds rated AAA and/or Aaa by Moody's Investors Service and/or Standard & Poor's Ratings Service.

Finally, supply and demand trends of municipal bonds benefited Fund shareholders. Even though the economy grew at a steady pace in 1995, new issuance of municipal bonds remained low. The primary reason for this lower rate of new issuance stems from some municipal bond refinancing limitations established under the Tax Reform Act of 1986. A lower level of supply of municipal bonds favors existing bond holders, particularly large institutional buyers, such as mutual funds.

OUTLOOK FOR 1996

Our outlook for the municipal bond market remains bullish. However, we do not anticipate as significant levels of total return in the upcoming year as was achieved in 1995.

Our 1996 economic outlook calls for:

* CONTINUED LOW RATES OF INFLATION. We expect a Consumer Price Index (CPI) increase of from 2.5% to 2.8%.

* SLOWING OF ECONOMIC GROWTH. In 1995, U.S. Gross Domestic Product (GDP) climbed about 3%. Voyageur's 1996 projection for GDP calls for an increase of about 2.4%.

* STABLE TO SLIGHTLY DECLINING INTEREST RATES. During 1995, the Federal Reserve Board encouraged lower interest rates by reducing the Federal Funds Rate by a total of .5%. (Rates were subsequently lowered by an additional .25% in February 1996.) We expect further reductions of .5% to .75%, which will likely occur well in advance of the November elections.

In conclusion, Voyageur believes the municipal bond market will have a good year in 1996. However, we advise against expectations of total return levels achieved in 1995.

PURSUANT TO RULE 232.304(a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR NATIONAL INSURED TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF $10,000 MADE ON THE DATE THE FUND COMMENCED OPERATIONS THROUGH DECEMBER 31, 1995.

            ENDING VALUE    ENDING VALUE   ENDING VALUE
             WITH SALES     WITHOUT SALES   LEHMAN BROS.
DATE           CHARGE          CHARGE        BOND INDEX
----           ------          ------        ----------
Jan-92          9525           10000           10000
Jan-92          9442.7          9913.6         10014.9
Feb-92          9365.71         9832.77        10018.9
Mar-92          9359.78         9826.54        10042.95
Apr-92          9450.13         9921.39        10137.35
May-92          9598.95        10077.63        10270.15
Jun-92          9758.44        10245.08        10459.12
Jul-92         10074.8         10577.22        10833.56
Aug-92          9890.35        10383.57        10698.14
Sep-92          9931.5         10426.77        10751.63
Oct-92          9783.23        10271.11        10598.96
Nov-92         10062.92        10564.75        10868.17
Dec-92         10232.99        10743.29        11010.55
Jan-93         10349.18        10865.28        11128.36
Feb-93         10659.25        11190.81        11600.2
Mar-93         10693.86        11227.15        11499.28
Apr-93         10840.87        11381.49        11644.17
May-93         10864.87        11406.69        11740.82
Jun-93         11053.82        11605.06        11956.85
Jul-93         11046.22        11597.08        11971.2
Aug-93         11319.74        11884.24        12257.31
Sep-93         11436.46        12006.79        12411.75
Oct-93         11458.46        12029.88        12434.09
Nov-93         11248.09        11809.01        12297.32
Dec-93         11471.41        12043.48        12593.68
Jan-94         11717.61        12301.96        12752.36
Feb-94         11424.89        11994.64        12373.62
Mar-94         10934.1         11479.37        11721.53
Apr-94         10746.24        11282.14        11817.64
May-94         10897.03        11440.45        11957.09
Jun-94         10816.71        11356.12        11837.52
Jul-94         11057.68        11609.12        12108.6
Aug-94         11077.29        11629.7         12142.5
Sep-94         10862.11        11403.79        11899.65
Oct-94         10600.65        11129.29        11585.5
Nov-94         10348.96        10865.05        11314.4
Dec-94         10617.06        11146.51        11669.67
Jan-95         11012.38        11561.55        12125.96
Feb-95         11466.8         12038.64        12566.13
Mar-95         11588.33        12166.23        12709.38
Apr-95         11582.6         12160.21        12706.84
May-95         11985.19        12582.87        13185.89
Jun-95         11805.89        12394.63        12982.83
Jul-95         11849.27        12440.17        13050.34
Aug-95         11975.6         12572.81        13229.13
Sep-95         12125.94        12730.64        13333.64
Oct-95         12371.92        12988.9         13617.64
Nov-95         12631.38        13261.3         13918.59
Dec-95         12807.6         13446.3         14113.45

             VOYAGEUR NATIONAL INSURED TAX FREE FUND
                    AVERAGE ANNUAL TOTAL RETURNS
                         (CLASS A SHARES)
                         ----------------

                                                     SINCE
                              1 YEAR                1/10/92**
                              ------                ---------
     Without Sales Charge     20.63%                7.73%

     With Sales Charge*       14.90%                6.42%

     Lehman Bros. Long        18.56%                9.05%
     Insured Municipal
     Bond Index


               VOYAGEUR NATIONAL INSURED TAX FREE FUND
                    AVERAGE ANNUAL TOTAL RETURNS
                         (CLASS B SHARES)
                         ----------------

                                                     SINCE
                                      1 YEAR        4/30/94**
                                      ------        ---------
     Without Contingent
     Deferred Sales Charge            20.10%        10.33%

     With Contingent                  16.10%        7.96%
     Deferred Sales Charge***

                    VOYAGEUR NATIONAL INSURED TAX FREE FUND
                                  TOTAL RETURNS
                                (CLASS C SHARES)
                                ----------------

                                    SINCE
                                 10/20/95**
                                 ----------

                                    3.21%


  * Average annual total reutrns include the maximum 4.75% sales charge. ** Commencement of operations.
** Assumes redemption on December 31, 1995.


PURSUANT TO RULE 232.304(a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF $10,000 MADE ON THE DATE THE FUND COMMENCED OPERATIONS THROUGH DECEMBER 31, 1995.

             ENDING VALUE   ENDING VALUE   ENDING VALUE
              WITH SALES    WITHOUT SALES   LEHMAN BROS.
DATE           CHARGE          CHARGE        BOND INDEX
----           ------          ------        ----------
Sep-95          9725           10000           10000
Sep-95          9774.046       10050.43        10030.39
Oct-95          9862.669       10141.56        10117.65
Nov-95          9980.922       10263.16        10228.95
Dec-95         10070.89        10322.49        10283.16


             VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
                           TOTAL RETURNS
                         (CLASS A SHARES)
                         ----------------

                                SINCE
                              9/7/95**
                              --------
     Without Sales Charge       3.22%

     With Sales Charge*         .71%

     Lehman Bros. 7             2.83%
     Year Municipal
     Bond Index

  *Average annual total returns include th emaximum 4.75% sales charge. ** Commencement of operations.

PURSUANT TO RULE 232.304(a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR NATIONAL TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF
$10,000  MADE ON THE DATE THE FUND  COMMENCED  OPERATIONS  THROUGH  DECEMBER 31,
1995.

          ENDING VALUE  ENDING VALUE   ENDING VALUE
           WITH SALES  WITHOUT SALES   LEHMAN BROS.
DATE        CHARGE        CHARGE        BOND INDEX
----        ------        ------        ----------
Sep-95     9525            10000           10000
Sep-95     9598.199        10076.85        10063.15
Oct-95     9846.484        10337.52        10277.5
Nov-95    10086.64         10589.65        10504.63
Dec-95    10202.22         10710.99        10,651.69

                    VOYAGEUR NATIONAL TAX FREE FUND
                            TOTAL RETURNS
                          (CLASS A SHARES)
                          ----------------

                                SINCE
                              9/8/95**
                              --------
     Without Sales Charge      7.11%

     With Sales Charge*        2.02%

     Lehman Bros. 20           6.52%
     Year Municipal
     Bond Index


               VOYAGEUR NATIONAL TAX FREE FUND
                      TOTAL RETURNS
                    (CLASS B SHARES)

                                    SINCE
                                  9/15/95**
                                  ---------
     Without Contingent
     Deferred Sales Charge          6.41%

     With Contingent                2.41%
     Deferred Sales Charge***


                    VOYAGEUR NATIONAL TAX FREE FUND
                           TOTAL RETURNS
                         (CLASS C SHARES)
                         ----------------

                               SINCE
                             9/12/95**
                             ---------

                               7.32%

  * Average annual total returns include th emaximum 4.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Voyageur Mutual Funds, Inc.
Voyageur Insured Funds, Inc.
Voyageur Intermediate Tax Free Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur National Tax Free Fund (a Fund within Voyageur Mutual Funds, Inc.), Voyageur National Insured Tax Free Fund (a fund within Voyageur Insured Funds, Inc.) and Voyageur National Limited Term Tax Free Fund (a fund within Voyageur Intermediate Tax Free Funds, Inc.) as of December 31, 1995, and the related statements of operations for the period from September 8, 1995, commencement of operations, to December 31, 1995 for Voyageur National Tax Free Fund and the year ended December 31, 1995 for Voyageur National Insured Tax Free Fund and the period from September 7, 1995, commencement of operations, to December 31, 1995 for Voyageur National Limited Term Tax Free Fund and the statements of changes in net assets for the period from September 8, 1995 to December 31, 1995 for Voyageur National Tax Free Fund, each of the years in the two-year period ended December 31, 1995 for Voyageur National Insured Tax Free Fund and for the period from September 7, 1995 to December 31, 1995 for Voyageur National Limited Term Tax Free Fund and the financial highlights for the periods presented in note 5. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voyageur National Tax Free Fund, Voyageur National Insured Tax Free Fund and Voyageur National Limited Term Tax Free Fund at December 31, 1995 and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 9, 1996


(BLANK PAGE)


THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                          DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------


                                                                                      VOYAGEUR        VOYAGEUR
                                                                       VOYAGEUR       NATIONAL        NATIONAL
                                                                       NATIONAL        INSURED      LIMITED TERM
                                                                       TAX FREE       TAX FREE        TAX FREE
                                                                         FUND            FUND           FUND
         ASSETS                                                       ----------      ----------     ----------
Investments in securities, at market value (note 1)
   (identified cost: $1,256,455, $34,854,763 and
     $1,195,292, respectively)....................................    $1,310,866     $36,634,087     $1,212,705
Cash in bank on demand deposit....................................       157,349         302,132             --
Accrued interest receivable.......................................        20,201         488,821         16,756
Organizational costs (note 1).....................................        20,569          15,416         20,569
                                                                      ----------      ----------     ----------
   Total assets...................................................     1,508,985      37,440,456      1,250,030
                                                                      ----------      ----------     ----------

         LIABILITIES
Bank overdraft....................................................            --              --          2,138
Dividends payable to shareholders.................................        18,608         163,082          5,883
Distribution fees payable.........................................           870          19,554            486
Other accrued expenses............................................         9,866          40,712         11,598
                                                                      ----------      ----------     ----------
   Total liabilities..............................................        29,344         223,348         20,105
                                                                      ----------      ----------     ----------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK................    $1,479,641     $37,217,108     $1,229,925
                                                                      ==========     ===========     ==========

Represented by:
   Capital Stock - $.01 par value (note 1)........................ $       1,412  $       34,978  $       1,211
   Additional paid-in capital.....................................     1,422,728      36,164,908      1,210,409
   Undistributed net investment income............................         1,090           6,820            892
   Accumulated net realized loss on investments...................            --        (768,922)            --
   Unrealized appreciation of investments.........................        54,411       1,779,324         17,413
                                                                      ----------      ----------     ----------

     TOTAL NET ASSETS.............................................    $1,479,641     $37,217,108     $1,229,925
                                                                      ==========     ===========     ==========

Net assets applicable to outstanding Class A Shares...............    $1,274,041     $35,661,544     $1,229,925
                                                                      ==========     ===========     ==========
Net assets applicable to outstanding Class B Shares...............    $  157,382     $ 1,545,191           N/A
                                                                      ==========     ===========     ==========
Net assets applicable to outstanding Class C Shares...............    $   48,218      $   10,373           N/A
                                                                      ==========     ===========     ==========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A - Shares of Capital Stock outstanding:  121,591,
     3,351,541 and 121,093, respectively (note 4).................        $10.48           $10.64        $10.16
                                                                          ======           ======        ======
   Class B - Shares of Capital Stock outstanding:  15,014,
     145,243 and N/A, respectively (note 4).......................        $10.48           $10.64           N/A
                                                                          ======           ======        ======
   Class C - Shares of Capital Stock outstanding:  4,600,
     976 and N/A, respectively (note 4)...........................        $10.48           $10.63           N/A
                                                                          ======           ======        ======

THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                                             PERIOD ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------

                                                                                      VOYAGEUR         VOYAGEUR
                                                                       VOYAGEUR       NATIONAL         NATIONAL
                                                                       NATIONAL        INSURED       LIMITED TERM
                                                                       TAX FREE       TAX FREE         TAX FREE
                                                                         FUND*          FUND             FUND**
                                                                        -------      ----------        -------
Investment income:
   Interest.......................................................      $20,490      $2,097,242        $16,117
                                                                        -------      ----------        -------

Expenses (note 3):
   Investment advisory and management fee.........................        1,882         179,363          1,389
   Dividend-disbursing, administrative and accounting services fees       6,361          70,870          7,315
   Printing, postage and supplies.................................        1,536           5,713          1,535
   Audit and accounting fees......................................        3,001           9,432          3,501
   Legal fees.....................................................        1,008             471          1,007
   Distribution fees - Class A....................................          874          87,384            876
   Distribution fees - Class B....................................          211           9,212            N/A
   Distribution fees - Class C....................................           62              19            N/A
   Directors' fees................................................          756             999            507
   Registration fees..............................................        3,050          25,676          3,300
   Custodian fees.................................................          431          19,607            726
   Amortization of organizational costs...........................        1,470          12,005          1,470
   Other .........................................................          922           2,706            664
                                                                        -------      ----------        -------
     Total expenses...............................................       21,564         423,457         22,290
   Less:  Expenses waived or absorbed.............................      (20,077)       (200,120)       (20,332)
                                                                        -------      ----------        -------
   Net expenses before earnings credits on uninvested cash........        1,487         223,337          1,958
   Less:  Earnings credits on uninvested cash.....................           --         (19,607)          (475)
                                                                        -------      ----------        -------
     Total net expenses...........................................        1,487         203,730          1,483
                                                                        -------      ----------        -------
     Investment income - net......................................       19,003       1,893,512         14,634
                                                                        -------      ----------        -------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on security transactions (note 2).........       12,234        (768,922)           967
   Net change in unrealized appreciation or depreciation of investments  54,411       5,704,995         17,413
                                                                        -------      ----------        -------
     Net gain on investments......................................       66,645       4,936,073         18,380
                                                                        -------      ----------        -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............      $85,648      $6,829,585        $33,014
                                                                        =======      ==========        =======

 * Period from September 8, 1995 (commencement of operations) to December 31,
   1995.
** Period from  September 7, 1995  (commencement  of operations) to December 31,
   1995.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------

                                                                                          VOYAGEUR NATIONAL
                                                                                            TAX FREE FUND
                                                                                             PERIOD FROM
                                                                                         SEPTEMBER 8, 1995*
                                                                                          TO DECEMBER 31,
Operations:                                                                                    1995
                                                                                            ----------
   Investment income - net......................................................            $   19,003
   Realized gain (loss) on investments - net....................................                12,234
   Net change in unrealized appreciation or depreciation of investments.........                54,411
                                                                                            ----------
     Net increase (decrease) in net assets resulting from operations............                85,648
                                                                                            ----------

Distributions to shareholders from:
   Investment income - net:
     Class A....................................................................               (18,179)
     Class B....................................................................                  (935)
     Class C....................................................................                  (268)
   Net realized gain on investments:
     Class A....................................................................               (10,370)
     Class B....................................................................                (1,427)
     Class C....................................................................                  (437)
                                                                                            ----------
   Total distributions..........................................................               (31,616)
                                                                                            ----------

Capital share transactions (note 4): Proceeds from sale of shares:
     Class A (note 3)...........................................................             2,206,306
     Class B....................................................................               155,010
     Class C....................................................................                50,010
   Net asset value of shares issued in reinvestment of net investment income and realized gain distributions:
       Class A..................................................................                11,310
       Class B..................................................................                   401
       Class C..................................................................                   109
   Payments for redemption of shares:
     Class A....................................................................              (995,010)
     Class B (note 3)...........................................................                   (10)
     Class C (note 3)...........................................................                (2,517)
                                                                                            ----------
   Increase (decrease) in net assets from capital share transactions............             1,425,609
                                                                                            ----------
     Total increase in net assets...............................................             1,479,641
Net assets at beginning of period...............................................                    --
                                                                                            ----------
Net assets at end of period (including undistributed net investment
     income of $1,090, $6,820, $98,943 and $892, respectively)..................            $1,479,641
                                                                                            ==========

* Commencement of operations.

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    VOYAGEUR NATIONAL
                                                                                                  INSURED TAX FREE FUND
                                                                                        --------------------------------------
                                                                                           YEAR                       YEAR
                                                                                           ENDED                      ENDED
                                                                                        DECEMBER 31,               DECEMBER 31
Operations:                                                                                 1995                       1994
                                                                                        -----------               -----------
   Investment income - net......................................................        $ 1,893,512               $ 1,769,009
   Realized gain (loss) on investments - net....................................           (768,922)                   40,510
   Net change in unrealized appreciation or depreciation of investments.........          5,704,995                (4,233,416)
                                                                                        -----------                -----------
     Net increase (decrease) in net assets resulting from operations............          6,829,585                (2,423,897)
                                                                                        -----------                -----------
Distributions to shareholders from:
   Investment income - net:
     Class A....................................................................         (1,945,689)               (1,683,451)
     Class B....................................................................            (45,262)                 (10,845)
     Class C....................................................................                (71)                      N/A
   Net realized gain on investments:
     Class A....................................................................                 --                   (87,023)
     Class B....................................................................                 --                      (405)
     Class C....................................................................                 --                       N/A
                                                                                        -----------               -----------
   Total distributions..........................................................         (1,991,022)               (1,781,724)
                                                                                        -----------               -----------
Capital share transactions (note 4): Proceeds from sale of shares:
     Class A (note 3)...........................................................         10,391,623                24,952,369
     Class B....................................................................          1,133,058                   497,749
     Class C....................................................................             15,175                       N/A
   Net asset value of shares issued in reinvestment of net investment income and realized gain distributions:
       Class A..................................................................          1,246,400                 1,081,870
       Class B..................................................................             33,452                     7,591
       Class C..................................................................                 31                       N/A
   Payments for redemption of shares:
     Class A....................................................................        (16,006,766)              (11,865,565)
     Class B (note 3)...........................................................           (212,794)                      --
     Class C (note 3)...........................................................             (5,047)                      N/A
                                                                                        -----------               -----------
   Increase (decrease) in net assets from capital share transactions............         (3,404,868)               14,674,014
                                                                                        -----------               -----------

     Total increase in net assets...............................................          1,433,695                10,468,393
Net assets at beginning of period...............................................         35,783,413                25,315,020
Net assets at end of period (including undistributed net investment                     -----------               -----------
     income of $1,090, $6,820, $98,943 and $892, respectively)..................        $37,217,108               $35,783,413
                                                                                        ===========               ===========

* Commencement of operations.

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    VOYAGEUR NATIONAL
                                                                                               LIMITED TERM TAX FREE FUND
                                                                                               --------------------------
                                                                                                       PERIOD FROM
                                                                                                   SEPTEMBER 7, 1995*
                                                                                                     TO DECEMBER 31,
                                                                                                          1995
                                                                                                       -----------
Operations:
   Investment income - net......................................................                       $  14,634
   Realized gain (loss) on investments - net....................................                             967
   Net change in unrealized appreciation or depreciation of investments.........                          17,413
                                                                                                       -----------
     Net increase (decrease) in net assets resulting from operations............                          33,014
                                                                                                       -----------
Distributions to shareholders from:
   Investment income - net:
     Class A....................................................................                         (15,211)
     Class B....................................................................                             N/A
     Class C....................................................................                             N/A
   Net realized gain on investments:
     Class A....................................................................                            (967)
     Class B....................................................................                             N/A
     Class C....................................................................                             N/A
                                                                                                       -----------
   Total distributions..........................................................                         (16,178)
                                                                                                       -----------
Capital share transactions (note 4): Proceeds from sale of shares:
     Class A (note 3)...........................................................                       1,202,975
     Class B....................................................................                             N/A
     Class C....................................................................                             N/A
   Net asset value of shares issued in reinvestment of net investment income and realized gain distributions:
       Class A..................................................................                          10,294
       Class B..................................................................                             N/A
       Class C..................................................................                             N/A
   Payments for redemption of shares:
     Class A....................................................................                            (180)
     Class B (note 3)...........................................................                             N/A
     Class C (note 3)...........................................................                             N/A
                                                                                                       -----------
   Increase (decrease) in net assets from capital share transactions............                       1,213,089
                                                                                                       -----------
     Total increase in net assets...............................................                       1,213,089
                                                                                                       -----------
Net assets at beginning of period...............................................                              --
                                                                                                       -----------
Net assets at end of period (including undistributed net investment
     income of $1,090, $6,820, $98,943 and $892, respectively)..................                       $1,229,925
                                                                                                       ===========

* Commencement of operations.

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     Voyageur National Tax Free Fund (National Tax Free Fund), a fund within Voyageur Mutual Funds, Inc., Voyageur National Insured Tax Free Fund (National Insured Tax Free Fund), a fund within Voyageur Insured Funds, Inc. and Voyageur National Limited Term Tax Free Fund (National Limited Term Tax Free Fund), a fund within Voyageur Intermediate Tax Free Funds, Inc. are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies. National Tax Free Fund seeks high current income free from federal income taxes by investing in investment grade municipal bonds. National Insured Tax Free Fund seeks high current income free from federal income taxes with the added safety of an insured portfolio by investing in insured municipal bonds. National Limited Term Tax Free Fund seeks to preserve original investment principal while providing income free from federal income taxes by investing in intermediate term investment grade municipal bonds.
   National Tax Free Fund, National Insured Tax Free Fund and National Limited Term Tax Free Fund (the Funds) offer Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B Shares (first offered by National Tax Free Fund and National Limited Term Tax Free Fund in 1995) may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares, (first offered by the Funds in 1995) are not subject to a front-end sales charge or contingent deferred sales charge and have no conversion feature. As of December 31, 1995 the National Limited Term Tax Free Fund had no Class B and Class C Shares outstanding. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
     Pursuant to their amended articles of incorporation, Voyageur Mutual Funds, Inc. has 100 billion and Voyageur Insured Funds, Inc. and Voyageur Intermediate Tax Free Funds each have 10 trillion shares of authorized capital stock that may be issued in one or more series.

     The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES

     Securities are valued at fair value as determined by the Board of Directors. Determination of fair value involves, among other things, using pricing services or prices quoted by independent brokers. Short-term securities are valued at amortized cost which approximates market value.
     Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
     Delivery and payment for securities which have been purchased by each Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

ORGANIZATIONAL COSTS
     Organizational costs are being amortized over 60 months on an inverse acceleration (sum of the years' digits) basis for National Insured Tax Free Fund and on a straight line basis for National Tax Free Fund and National Limited Term Tax Free Fund.

FEDERAL TAXES
     Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes for each Fund. Net investment income and net realized gains (losses) for each Fund may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund. For federal income tax purposes, National Insured Tax Free Fund had a capital loss carryover at December 31, 1995, of $768,922 that will expire in 2003 if not offset by subsequent capital gains. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

     On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income and decrease additional paid-in capital by $1,469 for National Tax Free Fund and National Limited Term Tax Free Fund and $5,387 for National Insured Tax Free Fund.

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of each Fund. Net short-term realized capital gains, if any, may be paid throughout the year and net long-term realized capital gains, when available, are distributed annually.

(2) SECURITIES TRANSACTIONS
     Purchase cost and proceeds from sales of securities other than short-term securities aggregated $1,953,106 and $708,885 for National Tax Free Fund, $68,451,327 and $70,949,780 for National Insured Tax Free Fund and $1,842,270 and $647,945 for National Limited Term Tax Free Fund, respectively, for the period ended December 31, 1995.

(3) EXPENSES
     Each Fund has an investment advisory and management agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages each Fund's assets and provides other specified services. The fee for investment management and advisory services is paid monthly and is based on the average daily net assets of each Fund at the annual rate of .50% for National Tax Free Fund and National Insured Tax Free Fund and .40% for National Limited Term Tax Free Fund. In addition, each Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for the National Insured Tax Free Fund during the year ended December 31, 1995. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the period ended December 31, 1995, Voyageur absorbed $16,612 for National Tax Free Fund and $17,909 for National Limited Term Tax Free Fund pursuant to the contractual 1% expense limitation and, excluding waiver of distribution fees, voluntarily absorbed $3,388 for National Tax Free Fund, $175,000 for National Insured Tax Free Fund and $2,091 for National Limited Term Tax Free Fund.

   Each Fund will also pay a fee to Voyageur for acting as the Funds' dividend disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of each Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
     Each class of shares has a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under these plans, each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% average daily net assets of the Class A Shares and 1.00% of average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fees at its sole discretion. During the period ended December 31, 1995, Fund Distributors voluntarily waived Class A distribution fees of $21,418 for National Insured Tax Free Fund and $332 for National Limited Term Tax Free Fund and Class B distribution fees of $77 for National Tax Free Fund and $3,702 for National Insured Tax Free Fund. National Insured Tax Free Fund earned $38,673 and National Limited Term Tax Free Fund earned $475 in credits on uninvested cash balances held by the Funds at the custodian. Of these credits, $19,607 and $475, respectively, were used to reduce certain fees for various custodial, pricing and accounting services provided by the custodian bank. The remaining $19,066 for National Insured Tax Free Fund is included in interest income.

   Sales charges paid by Class A shareholders were $293 for the National Tax Free Fund, $78,880 for the National Insured Tax Free Fund and $5,775 for the National Limited Term Tax Free Fund. Of these amounts Fund Distributors received $45, $10,663 and $1,275, respectively. Contingent deferred sales charges paid by Class B shareholders were $6,289 for National Insured Tax Free Fund.

(4) SHARE TRANSACTIONS
Transactions in shares of capital stock during each period were as follows:

                                                                    NATIONAL TAX FREE FUND
                                         -----------------------------------------------------------------------
                                                CLASS A                  CLASS B                CLASS C
                                          --------------------       -------------------    -------------------
                                              PERIOD FROM               PERIOD FROM            PERIOD FROM
                                          SEPTEMBER 8, 1995*        SEPTEMBER 15, 1995*    SEPTEMBER 12, 1995*
                                            TO DECEMBER 31,           TO DECEMBER 31,        TO DECEMBER 31,
                                                 1995                       1995                  1995
                                         --------------------       -------------------    -------------------
Shares sold.............................         216,356                  14,976                  4,834
Shares issued for
   reinvested distributions.............           1,100                      39                     10
Shares redeemed.........................         (95,865)                     (1)                  (244)
                                               ---------              ----------              ---------
Increase in shares outstanding..........         121,591                  15,014                  4,600
                                               =========              ==========              =========



                                                             NATIONAL INSURED TAX FREE FUND
                                   -------------------------------------------------------------------------------
                                            CLASS A                            CLASS B                   CLASS C
                                   ----------------------------     ---------------------------      -------------
                                                                                    PERIOD FROM       PERIOD FROM
                                        YEAR            YEAR             YEAR          MAY 26,         OCTOBER 20,
                                        ENDED           ENDED            ENDED        1994* TO          1995* TO
                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                        1995           1994             1995           1994              1995
                                     -----------    -----------       ----------       ---------         -------
Shares sold....................       1,032,700      2,537,566          111,409         50,523           1,461
Shares issued for
   reinvested distributions....         124,540        108,943            3,314           796                3
Shares redeemed................      (1,595,201)    (1,228,465)         (20,799)            --            (488)
                                     -----------    -----------       ----------       ---------         -------
Increase (decrease) in
   shares outstanding..........       (437,961)      1,418,044           93,924         51,319              976
                                     ===========   ============       ==========       =========         =======



                                                          NATIONAL LIMITED TERM TAX FREE FUND
                                                          -----------------------------------
                                                                    CLASS A
                                                               -----------------
                                                                   PERIOD FROM
                                                               SEPTEMBER 7, 1995*
                                                                 TO DECEMBER 31,
                                                                         1995
                                                                ----------------
Shares sold......................................                       120,091
Shares issued for
   reinvested distributions......................                         1,020
Shares redeemed..................................                           (18)
                                                                     -----------
Increase in shares outstanding...................                       121,093
                                                                     ==========
______________________________
*  Commencement of operations.

(5) FINANCIAL HIGHLIGHTS

     Per share data (rounded to nearest cent) for a share of capital stock outstanding and selected information for each period were as follows:

                                                                      NATIONAL TAX FREE FUND
                                             -----------------------------------------------------------------------
                                                    CLASS A                  CLASS B                CLASS C
                                             --------------------     ---------------------    ---------------------
                                                  PERIOD FROM              PERIOD FROM             PERIOD FROM
                                             SEPTEMBER 8, 1995(d)     SEPTEMBER 15, 1995(d)   SEPTEMBER 12, 1995(d)
                                                TO DECEMBER 31,          TO DECEMBER 31,         TO DECEMBER 31,
                                                     1995                    1995                    1995
                                             --------------------     ---------------------    ---------------------
Net asset value:
   Beginning of period......................        $10.00                  $10.09                  $10.00
                                                    ------                  ------                   -----

Operations:
   Net investment income....................           .18                     .15                     .15
   Net realized and unrealized
     gain on investments....................           .58                     .49                     .58
                                                    ------                  ------                   -----
       Total from operations................           .76                     .64                     .73
                                                    ------                  ------                   -----

Distributions to shareholders:
   From net investment income (f)...........          (.18)                   (.15)                   (.15)
   From net realized gains..................          (.10)                   (.10)                   (.10)
                                                    ------                  ------                   -----
     Total distributions....................          (.28)                   (.25)                   (.25)
                                                    ------                  ------                   -----

Net asset value:
   End of period............................         $10.48                  $10.48                  $10.48
                                                     ======                  ======                  ======

Total investment return (b).................          7.11%                   6.41%                   7.32%
Net assets at end of
   period (000's omitted)...................         $1,274                    $157                     $48

Ratios:
   Ratio of expenses to
     average daily net assets (g)...........        .35%(e)                 .88%(e)                1.22%(e)
   Ratio of net investment income
     to average daily net assets............       5.03%(e)                4.52%(e)                4.36%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c).....................       1.25%(e)                2.00%(e)                2.00%(e)
           Net investment income............       4.13%(e)                3.40%(e)                3.59%(e)
Portfolio turnover rate (excluding
   short-term securities)...................         49.62%                  49.62%                  49.62%

See accompanying notes to Financial Highlights.

(5) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           NATIONAL INSURED TAX FREE FUND
                                --------------------------------------------------------------------------------
                                              CLASS A                             CLASS B             CLASS C
                                ----------------------------------------  ------------------------  ------------
                                                             PERIOD FROM               PERIOD FROM  PERIOD FROM
                                                              JANUARY 10,     YEAR        MAY 26,    OCTOBER 20,
                                                              1992(d) TO      ENDED     1994(d) TO     1995(d)
                                  YEAR ENDED DECEMBER 31,    DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                --------------------------
                                 1995      1994      1993        1992          1995        1994          1995
                                ------    ------    ------      ------        ------       -----        ------
Net asset value:
   Beginning of period......... $ 9.32    $10.67    $10.14      $10.00        $9.32        $9.81        $10.38
                                ------    ------    ------      ------        ------       -----        ------

Operations:
   Net investment income.......    .54       .56       .60         .57           .50         .31           .09
   Net realized and unrealized
     gain (loss) on investments   1.34     (1.34)      .60         .14          1.34        (.50)          .24
                                ------    ------    ------      ------        ------       -----        ------
       Total from operations...   1.88      (.78)     1.20         .71          1.84        (.19)          .33
                                ------    ------    ------      ------        ------       -----        ------

Distributions to shareholders:
   From net investment income (a) (.56)     (.55)     (.60)       (.57)         (.52)       (.29)         (.08)
   From net realized gains.....      --     (.02)     (.07)         --            --        (.01)           --
                                ------    ------    ------      ------        ------       -----        ------
     Total distributions.......   (.56)     (.57)     (.67)       (.57)         (.52)       (.30)         (.08)
                                ------    ------    ------      ------        ------       -----        ------

Net asset value:
   End of period . . ..........  $10.64    $ 9.32    $10.67      $10.14        $10.64       $9.32        $10.63
                                 ======    ======    ======      ======        ======       =====        ======

Total investment return (b)....  20.63%   (7.45)%    12.10%       7.43%        20.10%     (1.94)%         3.21%
Net assets at end of
   period (000's omitted)...... $35,662   $35,305   $25,315      $2,919        $1,545        $478           $10

Ratios:
   Ratio of expenses to
     average daily net assets (g)  .61%      .10%       --%         --%          .93%     .48%(e)       .93%(e)
   Ratio of net investment income
     to average daily net assets  5.29%     5.71%     5.29%    5.85%(e)         4.85%    5.37%(e)      4.46%(e)
       Assuming no voluntary
        waivers and reimbursements:
           Expenses (c)........   1.16%     1.25%     1.25%    1.25%(e)         1.81%    1.99%(e)      1.40%(e)
           Net investment income  4.74%     4.56%     4.04%    4.60%(e)         3.97%    3.86%(e)      3.99%(e)
Portfolio turnover rate (excluding
   short-term securities)...... 192.90%    31.25%    77.79%     114.92%       192.90%      31.25%       192.90%

See accompanying notes to Financial Highlights.

(5) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     NATIONAL LIMITED TERM TAX FREE FUND
                                                                     -----------------------------------
                                                                                   CLASS A
                                                                            --------------------
                                                                                 PERIOD FROM
                                                                            SEPTEMBER 7, 1995(d)
                                                                               TO DECEMBER 31,
                                                                                    1995
                                                                            --------------------
Net asset value:
   Beginning of period......................................                       $10.00
                                                                                   ------

Operations:
   Net investment income....................................                         .14
   Net realized and unrealized
     gain on investments....................................                         .17
                                                                                   ------
       Total from operations................................                         .31
                                                                                   ------

Distributions to shareholders:
   From net investment income (f)...........................                        (.14)
   From net realized gains..................................                        (.01)
                                                                                   ------
     Total distributions....................................                        (.15)
                                                                                   ------

Net asset value:
   End of period............................................                       $10.16
                                                                                   ======

Total investment return (b).................................                        3.22%
Net assets at end of
   period (000's omitted)...................................                       $1,230

Ratios:
   Ratio of expenses to
     average daily net assets (g)...........................                      .56%(e)
   Ratio of net investment income
     to average daily net assets............................                     4.17%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c).....................................                     1.25%(e)
           Net investment income............................                     3.48%(e)
Portfolio turnover rate (excluding
   short-term securities)...................................                       54.31%


See accompanying notes to Financial Highlights.

(5) FINANCIAL HIGHLIGHTS (CONTINUED)

NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period ended December 31, 1995 $.01 per share of the distribution from net investment income were subject to federal income tax for Class A and Class B Shares. For the period ended December 31, 1995 all of the distributions from net investment income were derived from interest on securities exempt from federal income tax for Class C Shares. For the periods ended December 31, 1994, and 1993 all of the distributions from net investment income were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1992 $.05 per share of the distributions from net investment income were subject to federal income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) For the periods presented the advisor and distributor voluntarily absorbed various fees and expenses for the Funds. The advisor also paid $6,364 beyond total fees and expenses for the period ended December 31, 1992 for National Insured Tax Free Fund. The annual contractual expense limit for the Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Annualized.
(f) For the period ended December 31, 1995, all of the distributions from net investment income were derived from interest on securities exempt from federal income tax.
(g) Beginning in the year ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.

VOYAGEUR NATIONAL TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (B)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY  RELATES  TO  TOTAL  NET ASSETS.)
             MUNICIPAL BONDS  (88.6%):
             ALABAMA (3.4%):
             ------------------------------------------------------------------------------------------------------
     $ 50    Birmingham Special Care Facility Revenue (Connie Lee Insured)..........  5.88%    08-15-25     $50,847
                                                                                                         ----------
             ALASKA (10.1%):
             ------------------------------------------------------------------------------------------------------
      150    Alaska State Housing Finance Corporation (MBIA Insured)................  5.88     12-01-30     150,143
                                                                                                         ----------
             CALIFORNIA (7.1%):
             ------------------------------------------------------------------------------------------------------
      100    Chino Unified School District Cert. of Participation (FSA Insured).....  6.13     09-01-26     104,730
                                                                                                         ----------
             COLORADO (8.8%):
             ------------------------------------------------------------------------------------------------------
       50    Arapahoe County Capital Improvement Highway Rev. - E-470 Project.......  7.00     08-31-26      54,125
       50    Denver City & County Airport Revenue (MBIA Insured)....................  5.60     11-15-20      50,313
       25    Green Valley Ranch Metropolitan District G.O. - (L.O.C. - Colorado National Bank)612-01-19      25,781
                                                                                                         ----------
                                                                                                            130,219
                                                                                                         ----------
             FLORIDA (6.8%):
             ------------------------------------------------------------------------------------------------------
       50    Orlando & Orange County Expressway Authority Revenue (FGIC Insured)....  5.25     07-01-23      49,497
       50    St. Lucie County Special Assessment Revenue (Asset Guaranty Insured) ..  6.10     11-01-20      51,187
                                                                                                         ----------
                                                                                                            100,684
                                                                                                         ----------
             GEORGIA (7.0%):
             ------------------------------------------------------------------------------------------------------
       50    Gainesville/Hall Hospital Authority Revenue (MBIA Insured).............  6.00     10-01-25      52,370
       50    Marietta Development Authority Rev. - Life College, Inc (FSA Insured)..  5.75     09-01-14      51,148
                                                                                                         ----------
                                                                                                            103,518
                                                                                                         ----------
             HAWAII (3.3%):
             ------------------------------------------------------------------------------------------------------
       50    Hawaii G.O.............................................................  5.25     09-01-15      49,453
                                                                                                         ----------
             IDAHO (3.4%):
             ------------------------------------------------------------------------------------------------------
       50    Idaho State Health Facility Revenue - Bannock Medical Center...........  6.38     05-01-17      50,612
                                                                                                         ----------
             ILLINOIS (4.3%):
             ------------------------------------------------------------------------------------------------------
       60    Illinois Health Facility Revenue- University of Chicago (MBIA Insured).  6.13     08-15-21      63,188
                                                                                                         ----------
             INDIANA (6.9%):
             ------------------------------------------------------------------------------------------------------
       50    West Lafayette Jr-Sr. High Building Revenue (MBIA Insured).............  5.85     01-15-18      51,873
       50    Indianapolis Gas Utility Revenue (FGIC Insured)........................  5.38     06-01-21      49,744
                                                                                                         ----------
                                                                                                            101,617
                                                                                                         ----------
             LOUISIANA (6.8%):
             ------------------------------------------------------------------------------------------------------
      100    Louisiana Public Facility Rev - Glen Retirement System.................  6.70     12-01-25     100,317
                                                                                                         ----------
             MINNESOTA (6.9%):
             ------------------------------------------------------------------------------------------------------
       50    Bemidji Hospital Facilities Revenue - North Country Health.............  6.05     09-01-24      51,487
       50    Minnesota Housing Finance Authority, Single Family Housing (AMBAC Insured)5.95    02-01-15      50,870
                                                                                                         ----------
                                                                                                            102,357
                                                                                                         ----------
             NEW MEXICO  (3.4%):
             ------------------------------------------------------------------------------------------------------
       50    Las Cruses Solid Waste Authority Revenue...............................  6.00     06-01-16      50,372
                                                                                                         ----------
             TEXAS (3.4%):
             ------------------------------------------------------------------------------------------------------
       50    Brownsville Utility System Revenue (AMBAC Insured).....................  5.25     09-01-15      49,572
                                                                                                         ----------
             WASHINGTON (7.0%):
             ------------------------------------------------------------------------------------------------------
       50    Seattle Municipal Light & Power Revenue (MBIA Insured).................  5.70     09-01-19      51,090
       50    Snohomish County Public Utility Electric Revenue (FGIC Insured)........  6.00     01-01-18      52,147
                                                                                                         ----------
                                                                                                            103,237
                                                                                                         ----------
             TOTAL INVESTMENT IN SECURITIES (cost: $1,256,455) (c)                                       $1,310,866
                                                                                                         ==========

See accompanying notes to investments in securities.

VOYAGEUR NATIONAL INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (B)                                                       RATE    MATURITY    VALUE (A)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY  RELATES  TO  TOTAL  NET ASSETS.)
             MUNICIPAL BONDS  (98.4%):
             ALABAMA (4.1%):
             ------------------------------------------------------------------------------------------------------
   $1,500    Birmingham - Carraway Methodist (Connie Lee Insured)...................  5.88%    08-15-15  $1,537,605
                                                                                                         ----------
             ALASKA (16.5%):
             ------------------------------------------------------------------------------------------------------
    4,100    Alaska State Housing Corporation Series A (MBIA Insured)...............  5.88     12-01-30   4,103,895
    1,000    Anchorage G.O. (FGIC Insured)..........................................  5.00     10-01-15     968,220
    1,000    Anchorage General Purpose G.O. (FGIC Insured)..........................  6.00     02-01-15   1,053,100
                                                                                                         ----------
                                                                                                          6,125,215
                                                                                                         ----------
             CALIFORNIA (2.8%):
             ------------------------------------------------------------------------------------------------------
    1,000    Los Angeles Department of Water & Power Revenue
               (FGIC Insured).......................................................  5.90     05-15-12   1,052,580
                                                                                                         ----------
             COLORADO (4.8):
             ------------------------------------------------------------------------------------------------------
    1,700    Arapahoe County Capital Improvements E-470 (MBIA Insured)..............  6.05     08-31-15   1,791,375
                                                                                                         ----------
             FLORIDA (4.1%):
             ------------------------------------------------------------------------------------------------------
    1,500    Florida Board of Education (MBIA Insured)..............................  5.60     06-01-25   1,514,520
                                                                                                         ----------
             ILLINOIS (2.6%):
             ------------------------------------------------------------------------------------------------------
    1,000    Illinois Development Authority - Catholic Health (Connie Lee Insured)..  5.30     02-15-18     957,880
                                                                                                         ----------
             INDIANA (7.8%):
             -------------------------------------------------------------------------------------------------------
    1,000    Brownsburg School Building #2 (FSA Insured)............................  5.95     08-01-10   1,067,800
    1,750    Indiana Health Finance Revenue - Marion Hospital (MBIA Insured)........  6.00     07-01-16   1,837,185
                                                                                                         ----------
                                                                                                          2,904,985
             IOWA (5.2%):
             ------------------------------------------------------------------------------------------------------
    2,000    Des Moines Iowa Hospital Revenue (AMBAC Insured).......................  5.25     08-15-15   1,942,660
                                                                                                         ----------
             LOUISIANA (2.8%):
             -------------------------------------------------------------------------------------------------------
    1,000    New Orleans Refunding G.O. (AMBAC Insured).............................  5.88     10-01-11   1,045,370
                                                                                                         ----------
             NEVADA  (5.5%):
             ------------------------------------------------------------------------------------------------------
    1,000    Clark County School District G.O. (MBIA Insured).......................  5.50     06-15-16   1,005,230
    1,000    Washoe County Airport Authority Revenue (MBIA Insured).................  5.88     07-01-10   1,045,710
                                                                                                         ----------
                                                                                                          2,050,940
                                                                                                         ----------
             NEW MEXICO (5.8%):
             ------------------------------------------------------------------------------------------------------
    1,000    City of Santa Fe Revenue Series 1994 A (AMBAC Insured).................  6.30     06-01-24   1,069,880
    1,000    City of Santa Fe Revenue Series 1994 A (AMBAC Insured).................  6.25     06-01-15   1,070,730
                                                                                                         ----------
                                                                                                          2,140,610
                                                                                                         ----------
             NORTH DAKOTA (5.9%):
             ------------------------------------------------------------------------------------------------------
    1,000    Grand Forks United Hospital Revenue (MBIA Insured).....................  6.25     12-01-24   1,070,510
    1,000    New York State Medical Care Facility Agency (AMBAC Insured)............  6.75     08-15-14   1,113,770
                                                                                                         ----------
                                                                                                          2,184,280
                                                                                                         ----------
             TEXAS (10.3%):
             ------------------------------------------------------------------------------------------------------
    1,000    Abilene Health Facility Rev Hendrick Medical Center (MBIA Insured).....  6.00     09-01-13   1,059,860
    1,000    Dallas County Mental Health Men Retardation Center Facilities Revenue
                (FSA Insured).......................................................  5.75     09-01-16   1,015,030
    1,630    Harris County Toll Road (MBIA Insured).................................  6.25     08-15-15   1,768,142
                                                                                                         ----------
                                                                                                          3,843,032
                                                                                                         ----------
             UTAH (2.8%):
             ------------------------------------------------------------------------------------------------------
    1,000    Provo City Energy Systems Revenue (MBIA Insured).......................  5.75     05-15-14   1,025,390
                                                                                                         ----------
             VIRGINIA (2.7%):
             ------------------------------------------------------------------------------------------------------
    1,000    Loudoun County Hospital (FSA Insured)..................................  5.80     06-01-20   1,019,590
                                                                                                         ----------
             WASHINGTON (4.1%):
             ------------------------------------------------------------------------------------------------------
    1,500    Spokane Solid Waste Revenue (AMBAC Insured)............................  5.50     12-01-10   1,521,135
                                                                                                         ----------
             WEST VIRGINIA (2.7%):
             ------------------------------------------------------------------------------------------------------
    1,000    West Virginia State Hospital Charleston Medical Center (MBIA Insured)..  5.75     09-01-13   1,023,650
                                                                                                         ----------
             WISCONSIN (7.9%):
             ------------------------------------------------------------------------------------------------------
    1,000    Wisconsin State Health & Education SSM (MBIA Insured)..................  5.75     06-01-12   1,001,600
    1,000    Wisconsin State Health & Education Waukesha (AMBAC Insured)............  5.25     08-15-19     965,820
    1,000    Wisconsin State Health & Education Franciscan Sisters
               (Connie Lee Insured).................................................  5.50     02-15-14     985,850
                                                                                                         ----------
                                                                                                          2,953,270
                                                                                                         ----------

             TOTAL INVESTMENT IN SECURITIES (cost: $34,854,763) (c)                                     $36,634,087
                                                                                                        ===========

VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (B)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY  RELATES  TO  TOTAL  NET ASSETS.)
             MUNICIPAL BONDS (98.6%):
             ALABAMA (8.1%):
             ------------------------------------------------------------------------------------------------------
    $  50    Alabama Mental Health Finance Authority Revenue (MBIA Insured).........  5.00%    05-01-0$     $49,996
       50    Birmingham - Carraway Special Care Facility Revenue (Connie Lee Insured) 5.20     08-15-06      50,200
                                                                                                         ----------
                                                                                                            100,196
                                                                                                         ----------
             ALASKA (4.1%):
             ------------------------------------------------------------------------------------------------------
       50    Anchorage Solid Waste Utility Revenue (FSA Insured)....................  5.38     04-01-09      50,500
                                                                                                         ----------
             ARIZONA (7.9%):
             ------------------------------------------------------------------------------------------------------
       50    Maricopa County IDA-Baptist Hospital (MBIA Insured)....................  5.00     09-01-03      50,920
       45    Tuscon Water Revenue...................................................  5.40     07-01-05      46,457
                                                                                                         ----------
                                                                                                             97,377
                                                                                                         ----------
             CALIFORNIA (8.3%):
             ------------------------------------------------------------------------------------------------------
       50    North City West School Facility Finance Revenue (FSA Insured)..........  5.63     09-01-08      52,261
       50    Chino Unified School District COP (FSA Insured)........................  5.00     09-01-05      50,073
                                                                                                         ----------
                                                                                                            102,334
                                                                                                         ----------
             CONNECTICUT (8.6%):
             -------------------------------------------------------------------------------------------------------
       50    Connecticut State Special Tax Obligation Revenue.......................  5.90     09-01-05      54,328
       50    Connecticut State Health & Educational Facilities Authority Revenue....  5.25     11-01-02      51,498
                                                                                                         ----------
                                                                                                            105,826
                                                                                                         ----------
             FLORIDA (4.2%):
             ------------------------------------------------------------------------------------------------------
       50    Miami Parking Facility Revenue.........................................  5.70     10-01-09      51,178
                                                                                                         ----------
             ILLINOIS (8.1%):
             ------------------------------------------------------------------------------------------------------
      100    Illinois Development Finance Authority PCR - Public Service Colorado...  4.20     08-15-98 (d)  99,298
                                                                                                         ----------
             KENTUCKY (4.0%):
             ------------------------------------------------------------------------------------------------------
       50    Kentucky State Property & Buildings Commission Revenue (MBIA Insured)..  4.80     09-01-05      49,696
                                                                                                         ----------
             MICHIGAN (12.3%):
             ------------------------------------------------------------------------------------------------------
      150    Detroit Water Supply System Revenue (MBIA Insured).....................  5.20     07-01-08     150,684
                                                                                                         ----------
             MINNESOTA (8.2%):
             ------------------------------------------------------------------------------------------------------
       50    Minneapolis-St. Paul Health Care System - Childrens Healthcare
                (FSA Insured).......................................................  4.95%    08-15-05      50,187
       50    Minnesota State Housing Finance Authority Revenue (AMBAC Insured)......  4.90     08-01-03      50,502
                                                                                                         ----------
                                                                                                            100,689
             MISSISSIPPI (4.1%):
             ------------------------------------------------------------------------------------------------------
       50    Jackson Public School District G.O. (FGIC Insured).....................  5.00     04-01-04      50,660
                                                                                                         ----------
             MISSOURI (4.1%):
             ------------------------------------------------------------------------------------------------------
       50    Kansas City Land Clearance Redevelopment Lease Revenue (FSA Insured).... 5.25     12-01-07      50,653
                                                                                                         ----------
             NEW JERSEY (4.1%):
             ------------------------------------------------------------------------------------------------------
       50    Mercer County G.O. Unlimited...........................................  5.13     09-01-07      50,471
                                                                                                         ----------
             NEW YORK (4.1%):
             ------------------------------------------------------------------------------------------------------
       50    New York State Dorm Authority Revenue - State University Education
               Facilities...........................................................  5.25     05-15-01      50,870
                                                                                                         ----------
             TEXAS (4.2%):
             ------------------------------------------------------------------------------------------------------
       50    Brownsville Utility System Revenue (AMBAC Insured).....................  5.00     09-01-04      51,043
                                                                                                         ----------
             UTAH (4.2%):
             ------------------------------------------------------------------------------------------------------
       50    Utah Agriculture & Applied Science University Revenue
               (MBIA Insured)....................................................... 5.55     12-01-08       51,230
                                                                                                         ----------

             TOTAL INVESTMENT IN SECURITIES (cost: $1,195,292) (c)                                       $1,212,705
                                                                                                         ==========

See accompanying notes to investments in securities.

VOYAGEUR NATIONAL TAX FREE FUND
VOYAGEUR NATIONAL INSURED TAX FREE FUND
VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
NOTES TO INVESTMENTS IN SECURITIES
-------------------------------------------------------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.

(b) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                         AAA/AAA       AA/AA       A/A        BAA/BBB     TOTAL
                                                         -------       -----       ---        -------     -----
         National Tax Free Fund......................      67%           8%       10%           15%        100%
         National Insured Tax Free Fund..............     100%          --        --            --         100%
         National Limited Term Tax Free Fund.........      67%          21%        8%            4%        100%

(c) Also represents the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:

                                                              GROSS                 GROSS                NET
                                                           UNREALIZED            UNREALIZED          UNREALIZED
                                                          APPRECIATION          DEPRECIATION        APPRECIATION
                                                          ------------          ------------        ------------
         National Tax Free Fund......................      $   54,411                --             $   54,411
         National Insured Tax Free Fund..............       1,779,324                --              1,779,324
         National Limited Term Tax Free Fund.........          17,413                --                 17,413

(d) The maturity dates for these issues represent mandatory puts or dates on which, in the opinion of the Fund's investment advisor, the issue is likely to be called.

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1995 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1996, the Fund separately provided each shareholder with tax information for calendar year 1995.

                                                                      VOYAGEUR NATIONAL TAX FREE FUND
                                                         --------------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                             PERIOD FROM         PERIOD FROM         PERIOD FROM
                                                          SEPTEMBER 8, 1995  SEPTEMBER 15, 1995     SEPTEMBER 12,
                                                           TO DECEMBER 31,     TO DECEMBER 31,     TO DECEMBER 31,
                                                               1995               1995                 1995
                                                          -----------------  ------------------    --------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.1762             $.1459              $.1475
Short-term capital gain distribution......................       .0950              .0950               .0950
                                                                ------             ------              ------
   Total Distribution.....................................      $.2712             $.2409              $.2425
                                                                ======             ======              ======



                                                                   VOYAGEUR NATIONAL INSURED TAX FREE FUND
                                                          ------------------------------------------------------
                                                               PER CLASS          PER CLASS          PER CLASS
                                                                A SHARE            B SHARE            C SHARE
                                                                -------            -------            -------
                                                                 YEAR               YEAR            PERIOD FROM
                                                                 ENDED              ENDED        OCTOBER 20, 1995
                                                             DECEMBER 31,        DECEMBER 31,     TO DECEMBER 31,
                                                                 1995               1995                1995
                                                          -----------------  ------------------    --------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................       $.5609            $.5186             $.0771
                                                                 ======            ======             ======


                                                                VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
                                                                --------------------------------------------
                                                                                  PER CLASS
                                                                                   A SHARE
                                                                                  ---------
                                                                                 PERIOD FROM
                                                                              SEPTEMBER 7, 1995
                                                                               TO DECEMBER 31,
                                                                                     1995
                                                                                  ---------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).........................                 $.1425
Short-term capital gain distribution..............................                  .0080
                                                                                   ------
   Total Distribution.............................................                 $.1505
                                                                                   ======

The short-term capital gain distributions above are taxable as ordinary income to shareholders for federal and state income tax purposes.

For federal income tax purposes, 100.00%, 98.83% and 100.00% of the above net investment income distributions for the National Tax Free Fund, National Insured Tax Free Fund and National Limited Term Tax Free Fund, respectively, were derived from interest on securities exempt from federal income tax.